NF_11.30 Fidelity Strategic Dividend & Income Fund-Class TX PRO-01 | Fidelity Strategic Dividend & Income Fund
Fund Summary Fund/Class: Fidelity® Strategic Dividend & Income® Fund/Fidelity Advisor® Strategic Dividend & Income® T
Investment Objective
The fund seeks reasonable income. The fund will also consider the potential for capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares in a single transaction. More information about this discount is available from your investment professional and in the Fund Distribution section beginning on page 26 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Strategic Dividend & Income Fund}	NF_11.30 Fidelity Strategic Dividend & Income Fund-Class TX PRO-01 Fidelity Strategic Dividend & Income Fund Fidelity Strategic Dividend & Income Fund Class T
Maximum sales charge (load) on purchases (as a % of offering price)	2.50%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Strategic Dividend & Income Fund}	NF_11.30 Fidelity Strategic Dividend & Income Fund-Class TX PRO-01 Fidelity Strategic Dividend & Income Fund Fidelity Strategic Dividend & Income Fund Class T
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%	[1]
Acquired fund fees and expenses	0.03%	[2]
Total annual operating expenses	1.05%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Strategic Dividend & Income Fund}	NF_11.30 Fidelity Strategic Dividend & Income Fund-Class TX PRO-01 Fidelity Strategic Dividend & Income Fund Fidelity Strategic Dividend & Income Fund Class T USD ($)
1 year	$ 354
3 years	576
5 years	815
10 years	$ 1,500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Allocating the fund's assets among four general investment categories: common stocks, real estate investment trusts (REITs) and other real estate related investments, convertible securities, and preferred stocks.
  Using a neutral mix of approximately 50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks.
  Investing the fund's assets with a focus on equity securities that pay current dividends and show potential for capital appreciation, which tends to lead to investments in "value" stocks in the common stock category.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Exposure. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class A shares from year to year and compares the performance of Class A shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class T after Class T has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.60%	June 30, 2009
Lowest Quarter Return	-24.70%	December 31, 2008

Average Annual Returns*

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

* The returns shown above are for Class A, which is not offered through this prospectus. Class T would have substantially similar annual returns to Class A because the classes are invested in the same portfolio of securities. Class T's returns would differ from Class A's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Strategic Dividend & Income Fund} - NF_11.30 Fidelity Strategic Dividend & Income Fund-Class TX PRO-01 - Fidelity Strategic Dividend & Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Strategic Dividend & Income Fund-Class A | Return Before Taxes	5.96%	9.68%	4.77%
Fidelity Strategic Dividend & Income Fund-Class A | After Taxes on Distributions	4.61%	8.32%	3.76%
Fidelity Strategic Dividend & Income Fund-Class A | After Taxes on Distributions and Sales	4.10%	7.42%	3.58%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Fidelity Strategic Dividend & Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	11.46%	11.92%	4.95%